Restructuring and impairment charges - Schedule of Restructuring and Impairment Charges (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Restructuring and impairment charges [Line Items]
Impairment loss recognised in profit or loss, goodwill	$ 70	$ 0
Impairment	15	209
Other Restructuring Charges	2	3
Restructuring and impairment charges	102	279
Hinton pulp mill
Restructuring and impairment charges [Line Items]
Impairment		121
Quesnel River Pul Mill and Slave Lake Pulp Mill
Restructuring and impairment charges [Line Items]
Impairment	4	20
Canadian lumber
Restructuring and impairment charges [Line Items]
Impairment	28	128
Investments accounted for using equity method [member]
Restructuring and impairment charges [Line Items]
Impairment	$ 0	$ 7